EXPLORATION COSTS	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
EXPLORATION COSTS [Abstract]
EXPLORATION COSTS
NOTE 3 - EXPLORATION COSTS

On March 21, 2013, the Company entered into an assignment and assumption agreement (the "Assignment Agreement") in which the Company was assigned the exclusive right to license certain seismic data from TGS-NOPEC Geophysical Company ("TGS").  In connection with the acquisition of the Assignment Agreement, the Company issued 243,516,666 shares of common stock, of which 190,045,556 of the shares were issued to John Seitz, 40,045,555 shares were issued to Ronald A. Bain, and 10,045,555 shares were issued to Dwight "Clint" M. Moore.  As a result, both Mr. Seitz and Dr. Bain became holders in excess of 5% of our outstanding shares of common stock.   The common stock was valued at $2,435,167 and the shares were subsequently issued in April 2013. These expenses were included in accrued expenses as of March 31, 2013.   On March 22, 2013, pursuant to the Assignment Agreement, the Company executed a master license agreement with TGS.  None of the assignors of the Assignment Agreement were officers or directors of the Company prior to or at the time of the acquisition of the master license agreement.  At no time have any of our officers or directors (including the assignors) been an officer, director or 5% or more shareholder of TGS.

In March 2013, the Company licensed certain seismic data from this geophysical company.  The seismic data license fee totaled $6,135,500.

In March 2013, the Company licensed certain seismic data from a second seismic company pursuant to another ordinary business course agreement.  The seismic data purchase totaled $4,012,260.

During May 2013, the Company incurred $90,000 in costs to participate in a geophysical research program with a public institution.

During May through September 2013, the Company incurred $1,674,376 in costs associated with technological infrastructure and third party hosting services to maintain the aforementioned seismic data.

During May through September 2013, the Company incurred $773,271 in consulting fees, salaries and benefits associated with full-time employed geoscientists analyzing the aforementioned seismic data.

During October through December 2013, the Company incurred $808,613 in consulting fees, salaries and benefits associated with consultants and full-time geoscientists, $787,935 associated with technological infrastructure and third party hosting services and seismic data, and $80,000 for an independent reserve study.

The Company properly capitalized these G&G costs and included them in the depletion base because the Company did not yet own the specific unevaluated properties these costs related to. Therefore, these G&G costs were subject to the ceiling limitation test, resulting in immediate impairment for accounting purposes.

NOTE 3 - EXPLORATION COSTS

On March 21, 2013, the Company entered into an assignment and assumption agreement (the "Assignment Agreement") in which the Company was assigned the exclusive right to license certain seismic data from TGS-NOPEC Geophysical Company ("TGS").  In connection with the acquisition of the Assignment Agreement, the Company issued 243,516,666 shares of common stock, of which 190,045,556 of the shares were issued to John Seitz, 40,045,555 shares were issued to Ronald A. Bain, and 10,045,555 shares were issued to Dwight "Clint" M. Moore.  As a result, both Mr. Seitz and Dr. Bain became holders in excess of 5% of our outstanding shares of common stock.   The common stock was valued at $2,435,167 and the shares were subsequently issued in April 2013. These expenses were included in accrued expenses as of March 31, 2013.   On March 22, 2013, pursuant to the Assignment Agreement, the Company executed a master license agreement with TGS.  None of the assignors of the Assignment Agreement were officers or directors of the Company prior to or at the time of the acquisition of the master license agreement.  At no time have any of our officers or directors (including the assignors) been an officer, director or 5% or more shareholder of TGS.

In March 2013, the Company licensed certain seismic data from a seismic company. The seismic data license fee totaled $6,135,500.

In March 2013, the Company licensed certain seismic data from a different seismic company pursuant to another ordinary business course agreement. The seismic data purchase totaled $4,012,260.

During May 2013, the Company incurred $90,000 in costs to participate in a geophysical research program with a public institution.

During May through September 2013, the Company incurred $1,674,376 in costs associated with technological infrastructure and third party hosting services to maintain and interpret the aforementioned seismic data.

During May through September 2013, the Company incurred $773,271 in consulting fees and salaries and benefits associated with full-time employed geoscientists analyzing the aforementioned seismic data.

The Company properly capitalized these G&G costs and included them in the depletion base because the Company did not yet own the specific unevaluated properties these costs related to. Therefore, these G&G costs were subject to the ceiling limitation test, resulting in immediate impairment for accounting purposes.